Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Oct. 01, 2019
Taxes (Details) [Line Items]
Statutory income tax rate	34.00%	34.00%	34.00%
Outstanding shares percentage	50.00%
Share capital exceeds (in Yen)	¥ 100
Taxable income percentage	40.00%
Subject to rate description	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.
Applicable consumption tax rate				8.00%
Maximum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate				10.00%
Minimum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate				8.00%